INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Components of Income Tax Expense
 The components of income tax expense are summarized as follows:

	For the year ended December 31,
	2012	2011
	(in thousands)
Federal
Current	$524	$1,085
Charge in lieu of income tax relation to stock compensation	0	3
Deferred	1,194	(77)
	1,718	1,011
State and local—current	7	8
Income tax provision	$1,725	$1,019

Effective Income Tax Rate Reconciliation
The Company's effective income tax rate was different than the statutory federal income tax rate as follows:

	For the year ended December 31,
	2012	2011

Statutory federal income tax	34.0%	34.0%
(Decrease) increase resulting from
Tax-exempt income	(10.3)	(14.0)
State tax, net of federal benefit	0.1	0.1
Other	0.5	0.4
	24.3%	20.5%

Deferred Tax Assets and Liabilities
The Company's net deferred tax liability was as follows:

	At December 31,
	2012	2011
	(in thousands)
Deferred tax assets
Deferred compensation	$138	$137
Allowance for loan losses, net	2,353	2,754
Stock compensation	78	106
Adjustment to record funded status of pension plan	1,462	1,497
Nonaccrual interest	333	336
Adjustment for real estate acquired thru foreclosure	20	182
Other	5	34
	$4,389	$5,046

Deferred tax liabilities
Accrued pension expense	$1,704	$1,444
Unrealized gain on securities available for sale	1,960	1,880
Prepaid expenses	151	180
Deferred loan costs	1,172	831
Amortization of goodwill	1,470	1,470
Other	296	296
	6,753	6,101
Net deferred tax liability	$(2,364)	$(1,055)